Revenue, Other Income And Other Gain - Schedule of analysis of revenue (Detail) - HKD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		$ 825,184,760	$ 680,477,636	$ 607,263,125
Dividend income		50,213,509	48,711,208	88,078,159
Gain related to disposed investment		173,129,345	125,112,176	82,948,508
Dividend and gain related to disposed investment		223,342,854	173,823,384	171,026,667
Net fair value changes on financial assets at fair value through profit or loss		61,935,979	771,374,628	139,971,722
Net fair value changes on derivative financial asset -from derivative financial asset		484,760,273	(54,008,047)	371,305,326
Total revenue		1,371,881,012	1,397,844,217	1,118,540,173
Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		16,791,083	57,230,194	196,352,216
Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		42,313,366	25,356,917	33,359,007
Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		576,736	792,862	1,227,022
Financial Advisory Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		427,723,245	568,045,723	210,852,275
Insurance Brokerage Services Commission [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		8,145,147
Fashion and luxury magazines and advertising services income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		28,254,167
Fashion and luxury media licensing and marketing services income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		31,424,904
Digital Solutions Fees [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		175,427,849
Listed Equity Shares [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on financial assets at fair value through profit or loss		(378,012,020)	54,008,047	(371,305,326)
Unlisted Equity Shares And Movie Income Right Investments [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on financial assets at fair value through profit or loss	[1]	216,605,145	543,543,197	313,561,520
Derivative financial asset [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on derivative financial asset -from derivative financial asset		546,696,252	717,366,581	511,277,048
Capital market solutions [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		581,932,693	680,477,636	607,263,125
Total revenue		581,932,693	680,477,636	607,263,125
Capital market solutions [Member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		16,791,083	57,230,194	196,352,216
Capital market solutions [Member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		42,313,366	25,356,917	33,359,007
Capital market solutions [Member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		576,736	792,862	1,227,022
Capital market solutions [Member] | Underwriting commission
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		94,528,263	29,051,940	165,472,605
Capital market solutions [Member] | Financial Advisory Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		427,723,245	568,045,723	210,852,275
Asset Management [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		581,932,693	680,477,636	607,263,125
Asset Management [member] | Management Fee and Performance Based Incentive Fee [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		16,791,083	57,230,194	196,352,216
Asset Management [member] | Brokerage And Handling Fees [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		42,313,366	25,356,917	33,359,007
Asset Management [member] | Others [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		576,736	792,862	1,227,022
Strategic Investment [member]
Disclosure Of Analysis Of Revenue [Line Items]
Dividend income		50,213,509	48,711,208	88,078,159
Gain related to disposed investment		173,129,345	125,112,176	82,948,508
Total revenue		546,696,252	717,366,581	511,277,048
Strategic Investment [member] | Unlisted Equity Linked Notes [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on financial assets at fair value through profit or loss				26,688,861
Strategic Investment [member] | Derivative financial asset [member]
Disclosure Of Analysis Of Revenue [Line Items]
Net fair value changes on derivative financial asset -from derivative financial asset		484,760,273	$ (54,008,047)	$ 371,305,326
DigitalSolutions and services income [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		183,572,996
DigitalSolutions and services income [Member] | Insurance Brokerage Services Commission [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		8,145,147
DigitalSolutions and services income [Member] | Digital Solutions Fees [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		175,427,849
Fashion and luxury media advertising and marketing services income [Member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		59,679,071
Fashion and luxury media advertising and marketing services income [Member] | Fashion and luxury magazines and advertising services income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		28,254,167
Fashion and luxury media advertising and marketing services income [Member] | Fashion and luxury media licensing and marketing services income [member]
Disclosure Of Analysis Of Revenue [Line Items]
Revenue from external customers and others		$ 31,424,904

[1]	For the year ended December 2020, 2021 and 2022, net fair value gain arising from investments in equity securities of related parties are HK$336,403,752, HK$545,199,207and HK$200,243,814, respectively (Note 29(A)(ii)).